Quarterly portfolio holdings
John Hancock
Premium Dividend Fund
Closed-end U.S. equity
July 31, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 7-31-26 (unaudited)
	Shares	Value
Common stocks 64.9% (42.6% of Total investments)		$456,743,184
(Cost $336,147,315)
Communication services 4.7%		33,346,977
Diversified telecommunication services 4.7%
AT&T, Inc. (A)(B)	599,919	13,948,117
Verizon Communications, Inc. (A)(B)	414,417	19,398,860
Consumer staples 1.5%		10,590,510
Tobacco 1.5%
Philip Morris International, Inc. (B)	55,500	10,590,510
Energy 10.7%		75,163,400
Oil, gas and consumable fuels 10.7%
BP PLC, ADR	455,950	20,618,051
Enbridge, Inc.	281,200	15,314,152
Kinder Morgan, Inc. (B)	532,001	17,119,792
ONEOK, Inc. (B)	100,500	9,126,405
South Bow Corp.	350,000	12,985,000
Financials 1.1%		7,844,986
Banks 1.1%
Columbia Banking System, Inc.	250,879	7,844,986
Materials 1.7%		11,845,420
Chemicals 0.7%
LyondellBasell Industries NV, Class A	79,000	4,904,320
Containers and packaging 1.0%
International Paper Company (B)	170,000	6,941,100
Real estate 2.0%		13,996,740
Specialized REITs 2.0%
American Tower Corp. (B)	80,738	13,996,740
Utilities 43.2%		303,955,151
Electric utilities 24.9%
American Electric Power Company, Inc. (B)	140,000	17,899,000
Duke Energy Corp. (A)(B)	151,000	18,939,930
Entergy Corp. (A)(B)	155,000	16,681,100
Evergy, Inc.	208,000	17,266,080
Eversource Energy (B)	217,033	15,537,392
Exelon Corp. (B)	230,000	10,538,600
FirstEnergy Corp. (B)	385,000	18,599,350
NextEra Energy, Inc. (B)	59,446	5,167,046
OGE Energy Corp.	405,000	19,176,750
Pinnacle West Capital Corp.	70,000	7,069,300
PPL Corp. (B)	455,000	16,020,550
The Southern Company (B)	130,000	12,290,200
Gas utilities 3.9%
Spire, Inc. (A)(B)	185,000	14,774,100
UGI Corp. (A)(B)	352,000	12,714,240
Independent power and renewable electricity producers 0.8%
The AES Corp.	360,086	5,286,062
Multi-utilities 13.6%
Algonquin Power & Utilities Corp.	1,547,596	9,037,961
Dominion Energy, Inc. (B)	268,800	18,592,896
DTE Energy Company (B)	105,000	14,896,350
National Grid PLC, ADR (A)(B)	199,166	15,927,305
2	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Utilities (continued)
Multi-utilities (continued)
NiSource, Inc. (B)	210,000	$9,330,300
Public Service Enterprise Group, Inc. (B)	200,000	15,336,000

Sempra (B)	145,394	12,874,639
Preferred securities (C) 45.1% (29.6% of Total investments)		$317,588,249
(Cost $333,798,838)
Communication services 0.9%		6,273,813
Diversified telecommunication services 0.3%
AT&T, Inc., 4.750% (B)	120,000	2,058,000
AT&T, Inc., 5.000% (B)	3,334	60,479
Interactive media and services 0.4%
Alphabet, Inc., Series A, 6.250%	31,785	1,594,336
Alphabet, Inc., Series B, 6.250%	20,785	1,043,407
Wireless telecommunication services 0.2%
Array Digital Infrastructure, Inc., 5.500%	28,800	483,552
Array Digital Infrastructure, Inc., 6.250%	54,025	1,034,039
Financials 30.8%		217,150,218
Banks 14.6%
Bank of America Corp., 5.000% (B)	173,825	3,403,494
Citizens Financial Group, Inc., 6.500% (6.500% to 10-6-30, then 5 Year CMT + 2.629%) (B)	202,650	5,023,694
Citizens Financial Group, Inc., 7.375% (B)	333,425	8,609,034
Fifth Third Bancorp, 6.875% (6.875% to 10-1-30, then 5 Year CMT + 3.125%) (B)	269,250	6,989,730
First Citizens BancShares, Inc., 6.625% (6.625% to 3-15-31, then 5 Year CMT + 2.830%)	163,825	4,066,137
First Horizon Corp., 6.750% (B)	285,000	7,025,250
Fulton Financial Corp., 5.125%	172,400	3,085,960
Huntington Bancshares, Inc., 6.875% (6.875% to 4-15-28, then 5 Year CMT + 2.704%) (B)	261,075	6,537,318
KeyCorp, 5.650% (B)	98,925	2,135,791
KeyCorp, 6.125% (6.125% to 12-15-26, then 3 month CME Term SOFR + 4.154%) (B)	83,131	2,100,720
KeyCorp, 6.200% (6.200% to 12-15-27, then 5 Year CMT + 3.132%) (B)	134,275	3,406,557
M&T Bank Corp., 6.350% (B)	234,850	5,610,567
M&T Bank Corp., 6.625% (B)	225,000	5,575,500
M&T Bank Corp., 7.500% (B)	315,000	8,237,250
Pinnacle Financial Partners, Inc., 7.425% (3 month CME Term SOFR + 3.614%) (D)	71,725	1,816,077
Pinnacle Financial Partners, Inc., 8.397% (8.397% to 7-1-29, then 5 Year CMT + 4.127%)	305,500	8,083,530
Regions Financial Corp., 4.450% (B)	74,078	1,196,360
UMB Financial Corp., 7.750% (7.750% to 7-15-30, then 5 Year CMT + 3.743%) (B)	136,225	3,596,340
Wells Fargo & Company, 7.500%	14,000	16,598,960
Capital markets 7.4%
Affiliated Managers Group, Inc., 6.750% (B)	309,200	7,096,140
Brookfield Finance, Inc., 4.625% (B)	170,000	2,565,300
Carlyle Finance LLC, 4.625% (B)	38,575	625,687
KKR & Company, Inc., 6.250%	189,050	8,202,880
Morgan Stanley, 6.375% (B)	344,227	8,574,695
Morgan Stanley, 6.500% (B)	238,025	5,993,470
Morgan Stanley, 6.625% (B)	145,050	3,688,622
Morgan Stanley, 7.125% (B)	190,075	4,833,607
The Bank of New York Mellon Corp., 6.150% (6.150% to 3-20-30, then 5 Year CMT + 2.161%)	102,500	2,559,425
TPG Operating Group II LP, 6.950% (B)	339,525	7,775,123
Consumer finance 1.3%
Capital One Financial Corp., 5.000% (B)	124,350	2,247,005
Synchrony Financial, 8.250% (8.250% to 5-15-29, then 5 Year CMT + 4.044%) (B)	255,925	6,633,576
Financial services 1.3%
Apollo Global Management, Inc., 7.625% (7.625% to 12-15-28, then 5 Year CMT + 3.226%) (B)	133,811	3,436,266
Corebridge Financial, Inc., 6.375% (B)	166,100	3,670,810
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	3

	Shares	Value
Financials (continued)
Financial services (continued)
Jackson Financial, Inc., 8.000% (8.000% to 3-30-28, then 5 Year CMT + 3.728%)	82,075	$2,083,884
Insurance 6.2%
American National Group, Inc., 7.375%	329,750	7,848,050
Aspen Insurance Holdings, Ltd., 7.000% (B)	230,150	5,472,967
Athene Holding, Ltd., 6.350% (6.350% to 6-30-29, then 3 month CME Term SOFR + 4.515%)	349,213	8,346,191
Brighthouse Financial, Inc., 6.600% (B)	105,485	1,471,516
Enstar Group, Ltd., 7.000% (7.000% to 9-1-28, then 3 month LIBOR + 4.015%)	55,875	1,274,509
F&G Annuities & Life, Inc., 7.300%	196,050	4,068,038
F&G Annuities & Life, Inc., 7.950%	216,850	5,341,016
Lincoln National Corp., 9.000% (B)	223,975	5,915,180
The Allstate Corp., 7.375% (B)	166,975	4,327,992
Information technology 0.7%		4,799,448
Software 0.7%
Oracle Corp., 6.500%	114,600	4,799,448
Utilities 12.7%		89,364,770
Electric utilities 10.8%
Duke Energy Corp., 5.750% (B)	199,700	4,888,656
NextEra Energy Capital Holdings, Inc., 6.500% (B)	285,000	6,897,000
NextEra Energy, Inc., 7.234%	64,000	3,131,520
NextEra Energy, Inc., 7.375%	124,250	5,926,725
NSTAR Electric Company, 4.250%	13,347	908,263
NSTAR Electric Company, 4.780%	100,000	7,708,000
PPL Corp., 7.000%	206,985	9,724,155
SCE Trust II, 5.100%	436,770	7,626,004
SCE Trust VII, 7.500%	435,100	10,411,943
SCE Trust VIII, 6.950%	217,275	5,023,398
The Southern Company, 7.125%	149,950	7,445,018
Union Electric Company, 3.700%	12,262	741,851
Xcel Energy, Inc., 6.250% (B)	233,250	5,430,060
Multi-utilities 1.9%
Algonquin Power & Utilities Corp., 8.023% (3 month CME Term SOFR + 4.272% to 7-1-29, then 3 month CME Term SOFR + 4.522% to 7-1-49, then 3 month CME Term SOFR + 5.272%) (D)	160,350	4,122,599
DTE Energy Company, 6.250% (B)	356,475	8,441,328
Sempra, 5.750% (B)	45,000	938,250

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 40.0% (26.2% of Total investments)				$281,193,910
(Cost $279,010,302)
Communication services 2.4%				16,780,408
Diversified telecommunication services 2.4%
TELUS Corp. (6.625% to 6-9-36, then 5 Year CMT + 2.515%)	6.625	06-09-56	5,315,000	5,190,999
TELUS Corp. (7.000% to 10-15-35, then 5 Year CMT + 2.709%)	7.000	10-15-55	5,575,000	5,619,617
Verizon Communications, Inc. (6.200% to 5-14-36, then 5 Year CMT + 2.042%) (A)(B)	6.200	05-14-56	6,100,000	5,969,792
Energy 2.4%				16,799,400
Oil, gas and consumable fuels 2.4%
Enbridge, Inc. (7.375% to 1-15-28, then 5 Year CMT + 3.708% to 1-15-33, then 5 Year CMT + 3.958% to 1-15-48, then 5 Year CMT + 4.708%)	7.375	01-15-83	3,304,000	3,371,058
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%) (A)(B)	8.500	01-15-84	3,130,000	3,537,003
Energy Transfer LP (6.750% to 2-15-36, then 5 Year CMT + 2.475%)	6.750	02-15-56	5,645,000	5,662,500
Phillips 66 Company (6.200% to 3-15-36, then 5 Year CMT + 2.166%) (A)(B)	6.200	03-15-56	4,250,000	4,228,839
4	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials 30.4%				$213,861,989
Banks 20.4%
Banco Santander SA (7.250% to 6-3-36, then 5 Year CMT + 2.837%) (E)	7.250	12-03-35	3,365,000	3,374,304
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (A)(B)(E)	6.125	04-27-27	8,000,000	8,044,128
Bank of America Corp. (6.250% to 7-26-30, then 5 Year CMT + 2.351%) (E)	6.250	07-26-30	2,550,000	2,552,468
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (A)(B)(E)	6.625	05-01-30	7,513,000	7,669,225
BNP Paribas SA (6.875% to 12-15-33, then 5 Year CMT + 2.853%) (A)(B)(E)(F)	6.875	12-15-33	3,412,000	3,379,545
BNP Paribas SA (7.200% to 4-17-36, then 5 Year CMT + 2.942%) (E)(F)	7.200	04-17-36	3,500,000	3,474,770
Canadian Imperial Bank of Commerce (6.500% to 7-28-31, then 5 Year CMT + 2.727%)	6.500	07-28-86	4,450,000	4,403,989
Citigroup, Inc. (6.625% to 2-15-31, then 5 Year CMT + 3.001%) (E)	6.625	02-15-31	3,900,000	3,917,702
Citigroup, Inc. (6.875% to 8-15-30, then 5 Year CMT + 2.890%) (E)	6.875	08-15-30	5,400,000	5,452,159
Citigroup, Inc. (6.950% to 2-15-30, then 5 Year CMT + 2.726%) (E)	6.950	02-15-30	4,175,000	4,211,836
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (E)	7.375	05-15-28	8,095,000	8,283,249
Citigroup, Inc. (7.625% to 11-15-28, then 5 Year CMT + 3.211%) (E)	7.625	11-15-28	10,225,000	10,611,423
Citizens Financial Group, Inc. (3 month CME Term SOFR + 3.265%) (D)(E)	7.015	10-06-26	18,000,000	17,997,417
Citizens Financial Group, Inc. (3 month CME Term SOFR + 3.419%) (D)(E)	7.169	10-06-26	5,285,000	5,263,197
CoBank ACB (6.450% to 10-1-27, then 5 Year CMT + 3.487%) (E)	6.450	10-01-27	4,000,000	3,982,808
CoBank ACB (6.750% to 7-1-31, then 5 Year CMT + 2.620%) (E)	6.750	07-01-31	4,200,000	4,223,370
CoBank ACB (7.250% to 7-1-29, then 5 Year CMT + 2.880%) (E)	7.250	07-01-29	4,300,000	4,317,688
First Citizens BancShares, Inc. (7.000% to 12-15-30, then 5 Year CMT + 3.301%) (A)(B)(E)	7.000	12-15-30	5,810,000	5,837,598
Huntington Bancshares, Inc. (6.250% to 10-15-30, then 5 Year CMT + 2.653%) (A)(B)(E)	6.250	10-15-30	3,925,000	3,911,452
JPMorgan Chase & Co. (6.100% to 7-1-31, then 5 Year CMT + 2.080%) (E)	6.100	07-01-31	5,350,000	5,327,855
JPMorgan Chase & Co. (6.875% to 6-1-29, then 5 Year CMT + 2.737%) (A)(B)(E)	6.875	06-01-29	6,445,000	6,654,559
The PNC Financial Services Group, Inc. (6.200% to 9-15-27, then 5 Year CMT + 3.238%) (A)(B)(E)	6.200	09-15-27	7,680,000	7,733,806
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (A)(B)(E)	6.250	03-15-30	6,100,000	6,163,647
Wells Fargo & Company (7.625% to 9-15-28, then 5 Year CMT + 3.606%) (E)	7.625	09-15-28	6,201,000	6,487,629
Capital markets 5.0%
State Street Corp. (6.700% to 3-15-29, then 5 Year CMT + 2.613%) (E)	6.700	03-15-29	4,332,000	4,428,517
The Bank of New York Mellon Corp. (6.300% to 3-20-30, then 5 Year CMT + 2.297%) (A)(B)(E)	6.300	03-20-30	5,142,000	5,235,898
The Charles Schwab Corp. (6.100% to 6-1-31, then 5 Year CMT + 2.250%) (E)	6.100	06-01-31	4,385,000	4,325,407
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (A)(B)(E)	7.500	02-10-29	8,857,000	9,180,520
The Goldman Sachs Group, Inc. (7.500% to 5-10-29, then 5 Year CMT + 2.809%) (A)(B)(E)	7.500	05-10-29	4,808,000	4,973,217
UBS Group AG (7.000% to 7-8-36, then 5 Year SOFR ICE Swap Rate + 3.321%) (A)(B)(E)(F)	7.000	01-08-36	7,025,000	6,986,923
Consumer finance 0.5%
Ally Financial, Inc. (7.100% to 8-15-31, then 5 Year CMT + 3.148%) (A)(B)(E)	7.100	08-15-31	3,700,000	3,721,031
Financial services 0.6%
Corebridge Financial, Inc. (6.875% to 12-1-30, then 5 Year CMT + 3.181%) (A)(B)(E)	6.875	12-01-30	4,200,000	4,294,496
Insurance 3.9%
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (F)	7.950	10-15-54	9,300,000	9,308,342
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (A)(B)(E)(F)	6.500	11-13-26	10,000,000	9,049,798
SBL Holdings, Inc. (9.508% to 5-13-30, then 5 Year CMT + 5.580%) (E)(F)	9.508	05-13-30	9,549,000	9,082,016
Real estate 0.1%				550,908
Residential REITs 0.1%
BW Real Estate, Inc. (9.500% to 3-30-30, then 5 Year CMT + 5.402%) (E)(F)	9.500	03-30-30	548,000	550,908
Utilities 4.7%				33,201,205
Electric utilities 2.0%
Alliant Energy Corp. (5.750% to 4-1-31, then 5 Year CMT + 2.077%)	5.750	04-01-56	4,707,000	4,615,940
American Electric Power Company, Inc. (6.050% to 3-15-36, then 5 Year CMT + 1.940%) (A)(B)	6.050	03-15-56	3,650,000	3,586,968
Entergy Corp. (7.125% to 12-1-29, then 5 Year CMT + 2.670%) (A)(B)	7.125	12-01-54	5,600,000	5,740,235
Gas utilities 1.0%
Northwest Natural Holding Company (7.000% to 9-15-35, then 5 Year CMT + 2.701%)	7.000	09-15-55	7,225,000	7,326,374
Multi-utilities 1.7%
CMS Energy Corp. (6.500% to 6-1-35, then 5 Year CMT + 1.961%) (A)(B)	6.500	06-01-55	3,210,000	3,247,695
Dominion Energy, Inc. (6.150% to 12-15-31, then 5 Year CMT + 1.869%) (A)(B)	6.150	12-15-56	4,300,000	4,254,004

Dominion Energy, Inc. (6.200% to 2-15-36, then 5 Year CMT + 2.006%) (A)(B)	6.200	02-15-56	4,500,000	4,429,989
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	5

	Rate (%)	Maturity date	Par value^	Value

Capital preferred securities (G) 1.1% (0.7% of Total investments)				$7,598,046
(Cost $9,141,705)
Financials 1.1%				7,598,046
Insurance 1.1%

MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month CME Term SOFR + 4.222%) (A)(B)(F)	7.875	12-15-37	6,990,000	7,598,046

U.S. Government and Agency obligations 0.5% (0.3% of Total investments)				$3,581,579
(Cost $3,533,000)
U.S. Government Agency 0.5%				3,581,579
Farm Credit Bank of Texas Bond (7.000% to 9-15-30, then 5 Year CMT + 3.010%) (E)	7.000	09-15-30	3,533,000	3,581,579

	Yield (%)	Shares	Value
Short-term investments 0.9% (0.6% of Total investments)			$6,446,947
(Cost $6,446,864)
Short-term funds 0.9%			6,446,947
John Hancock Collateral Trust (H)	3.5672(I)	644,714	6,446,947

Total investments (Cost $968,078,024) 152.5%	$1,073,151,915
Other assets and liabilities, net (52.5%)	(369,368,100)
Total net assets 100.0%	$703,783,815

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is on loan as of 7-31-26, and is a component of the fund’s leverage under the Liquidity Agreement. The value of securities on loan amounted to $169,217,171.
(B)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 7-31-26 was $567,412,628.
(C)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(G)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(I)	The rate shown is the annualized seven-day yield as of 7-31-26.
The fund had the following country composition as a percentage of total investments on 7-31-26:
United States	88.2%
Canada	6.2%
United Kingdom	3.4%
Other countries	2.2%
TOTAL	100.0%
6	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	46,850,000	USD	Fixed 3.817%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	Dec 2026	—	$(6,927)	$(6,927)
								—	$(6,927)	$(6,927)

(a)	At 7-31-26, the overnight SOFR was 3.660%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	7

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2026, by major security category or type:
	Total value at 7-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	$456,743,184	$456,743,184	—	—
Preferred securities
Communication services	6,273,813	6,273,813	—	—
Financials	217,150,218	217,150,218	—	—
Information technology	4,799,448	4,799,448	—	—
Utilities	89,364,770	80,914,919	$8,449,851	—
Corporate bonds	281,193,910	—	281,193,910	—
Capital preferred securities	7,598,046	—	7,598,046	—
U.S. Government and Agency obligations	3,581,579	—	3,581,579	—
Short-term investments	6,446,947	6,446,947	—	—
Total investments in securities	$1,073,151,915	$772,328,529	$300,823,386	—
Derivatives:
Liabilities
Swap contracts	$(6,927)	—	$(6,927)	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	644,714	$114,923	$154,997,568	$(148,663,679)	$(1,948)	$83	$170,920	—	$6,446,947
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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